Nature of operations and business combination - Narrative (Details)			12 Months Ended
	Jan. 26, 2022	Aug. 10, 2021 USD ($) shares $ / shares	Oct. 31, 2022 USD ($) shares	Oct. 31, 2021 USD ($) shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2019 shares
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	67.00%
Business combination, share exchange ratio		39.91
Excess of fair value over consideration transferred | $			$ 0	$ 152,700,000	$ 0
Number of shares outstanding (in shares)		163,179,555
Number of stock options (in shares)		4,242,707	4,510,651	5,296,554	5,327,980
Issued capital
Disclosure of classes of share capital [line items]
Public shares issued in exchange for Li-Cycle Corp shares (in shares)		97,508,181
Number of shares outstanding (in shares)			176,000,000.0	163,300,000	83,400,000	76,500,000
Peridot Acquisition Corp.
Disclosure of classes of share capital [line items]
Shares redeemed (in shares)		3,377,626
Payments to acquire or redeem entity's shares | $		$ 33,800,000
Peridot Acquisition Corp. | Common Class A
Disclosure of classes of share capital [line items]
Number of shares to be converted into acquiring entity shares (in shares)		26,622,374
Peridot Acquisition Corp. | Common Class B
Disclosure of classes of share capital [line items]
Shares converted (in shares)		7,500,000
Li-Cycle Holdings Corp.
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares)		31,549,000
Sale of stock, price per share (in dollars per share) | $ / shares		$ 10
Proceeds from public share issuance, net of share issuance costs | $		$ 315,500,000
Li-Cycle Holdings Corp. | Common Class A
Disclosure of classes of share capital [line items]
Shares converted (in shares)		7,500,000
Li-Cycle Corp.
Disclosure of classes of share capital [line items]
Number of shares exchanged (in shares)		2,552,450
Peridot Acquisition Corp.
Disclosure of classes of share capital [line items]
Sale of stock, price per share (in dollars per share) | $ / shares		$ 10
Proceeds from public share issuance, net of share issuance costs | $		$ 525,300,000
Percentage of voting equity interests acquired		100.00%
Fair market value of warrants (in dollars per share) | $ / shares		$ 2.1
Warrant liability | $		$ 48,300,000	$ 0	$ 82,100,000	$ 0
Excess of fair value over consideration transferred | $		152,700,000
Transaction-related costs | $		27,000,000.0
Total fair value of consideration transferred | $		$ 656,700,000
Number of instruments or interests issued or issuable (in shares)		65,671,374
Peridot Acquisition Corp. | Peridot Acquisition Corp.
Disclosure of classes of share capital [line items]
Transaction-related costs | $		$ 29,600,000
Peridot Acquisition Corp. | Li-Cycle Corp.
Disclosure of classes of share capital [line items]
Transaction-related costs | $		$ 27,000,000
Li-Cycle Inc.
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary			100.00%
Li-Cycle North America Hub, Inc.
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary			100.00%
Li-Cycle Corp.
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary			100.00%